Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

As of December 31, 2019, the accompanying consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc. (“RETO”)	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	WFOE,100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”)	Gu’an, China	100%
REIT Mingsheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”)	Changjiang, China	100%
Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”)	Beijing, China	100%
Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. (“Ruirong”)	Langfang, China	100%
Hainan REIT Construction Project Co., Ltd. (“REIT Construction”)	Haikou, China	100%
REIT Xinyi New Materials Co., Ltd. (“REIT Xinyi”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)	Nanjing, China	100%
REIT Technology Development (America), Inc. (“REIT US”)	California, U.S.A	100%
REIT Q GREEN Machines Private Limited (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”)	Yancheng, China	100%
Datong Ruisheng Ecological Technology Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Yunnan Litu Technology Develepment Co., Ltd. (“Yunnan Litu”) (1)	Dali, China	55%
Yangbi Litu Eco Engineering Co., Ltd. (“Yangbi Litu”) (2)	Dali, China	79.75%

Note (1): On July 13, 2020, REIT Eco Engineering transferred its 55% equity interest in Yunnan Litu to a third-party individual and two third party companies for a nominal price because of the inactive business operation of Yunnan Litu since its inception. After the transaction, the Company no longer owns any equity interest of Yunnan Litu as of the date of this report (see Note 21- Subsequent events).

Note (2): On July 13, 2020, REIT Eco Engineering transferred its 55% equity interest in Yunnan Litu to a third-party individual and two third party companies for a nominal price. As a result, the Company’s equity ownership interest in Yangbi Litu decreased from 79.75% as of December 31, 2019 to 55% as of the date of this report (see Note 21- Subsequent events).

Noncontrolling interests

Noncontrolling interests

As of December 31, 2019, and 2018, noncontrolling interests represent the noncontrolling shareholders’ proportionate share of equity interests in REIT Xinyi, REIT India, Yunan Litu and Yangbi Litu. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the operating results of the Company are presented on the face of the consolidated statements of operations and comprehensive income (loss) as an allocation of the total income or loss for the year between noncontrolling interest holders and the shareholders of the Company.

Discontinued operations

Discontinued operations

On January 2, 2020, the Company discontinued the machinery and equipment manufacturing business under Gu’an REIT. A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations (see Note 4).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements.

Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition under the input method, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted Cash

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure bank borrowings. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. The restricted cash balance is associated with the Company’s short-term borrowings, thus, classified as a current asset. As of December 31, 2019, and 2018, the Company had restricted cash of $84,237 and $85,293, respectively, related to the bank acceptance notes payable.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition method.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 180 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on the assessment of customers’ credit and ongoing relationships, the Company’s payment terms typically range from 90 days to 1 year. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As affected by the recent COVID-19 outbreak and spread, the Company’s accounts receivable collection was negatively affected. Based on subsequent collection analysis, the Company accrued increased bad debt reserve for the outstanding accounts receivable as of December 31, 2019. As a result, allowance for uncollectible balances amounted to $11,124,368 and $3,228,732 as of December 31, 2019 and 2018, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a quarterly basis for its net realizable value adjustments, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The Company recorded an inventory reserve of $144,272 and $0 from its continuing operations as of December 31, 2019 and 2018, respectively.

Advances to Suppliers, net

Advances to Suppliers, net

Advances to suppliers consist of balances paid to suppliers for services and materials that have not been provided or received. Advances to suppliers for service and material are short-term in nature. Advances to Suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful accounts by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. Allowance for uncollectible balances from the continued operations amounted to $916,948 and $627,614 as of December 31, 2019 and 2018, respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Construction-in-Progress (“CIP”)

Construction-in-Progress (“CIP”)

Construction-in-progress represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. Construction-in-progress is not depreciated. Upon completion and ready for intended use, construction-in-progress is reclassified to the appropriate category within property, plant and equipment.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership”. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. During the year ended December 31, 2019, the Company disposed of approximately $0.2 million of outdated and fully depreciated equipment and machinery. Given the Company’s net loss position in fiscal 2019, the Company further assessed that the expected future cash flow generated from its machinery, equipment, and other long-lived assets would not recover their carrying value and as a result, the Company recorded an impairment of approximately $1.5 million on these fixed assets for the year ended December 31, 2019 (see Note 12).

Long-term investment in Equity Investees

Long-term investment in Equity Investees

On May 17, 2019, the Company’s subsidiary Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”) entered into a joint-venture agreement with three third-party business partners, Baotou Jiayu Tianfu Trading Co., Ltd. (“Jiayu”), Baotou Tianwei Technology Environmental Protection Commerce Co., Ltd. “(Tianwei”) and Baotou Huiminkang Electricity Co., Ltd. (“Huiminkang”), pursuant to which a joint venture company Inner Mongolia REIT Zhengbei Environment Technology Co. Ltd. (“REIT Zhengbei”) was incorporated to jointly manufacture and sell eco-friendly construction materials in the PRC. Total register capital of REIT Zhengbei is approximately $1.4 million (RMB 10 million), and REIT Eco Engineering needs to contribute RMB 4 million ($0.56 million) in exchange for 40% of the ownership interest in REIT Zhengbei, with the remaining 60% ownership interest owned by the remaining three business partners. As of December 31, 2019, REIT Eco Engineering had made capital contribution of $28,720 (RMB 0.2 million), which was recorded as long-term investment in equity investee on the consolidated balance sheets.

On November 11, 2019, Yunnan Litu Ruima Biotechnology Co., Ltd (“Litu Ruima”) was jointly established by REIT Eco Engineering and Yunnan Litu. REIT Eco Engineering owns 55% of the ownership interest in Litu Ruima, with the remaining 45% equity interest owned by Yunnan Litu. Since the Company’s ownership interest in Yunnan Litu is 55%, this makes the Company holding an aggregate of 79.75% equity interest in Litu Ruima, directly and indirectly. On December 25, 2019, REIT Eco Engineering signed a share transfer agreement with a third party, Shanghai Yincheng Culture Media Co., Ltd. (“Yincheng”), to transfer its 51% equity interest in Litu Ruima to Yincheng for a nominal price. Litu Ruima did not have any active operation since inception, so no gain or loss was recorded in connection with this share transfer transaction. As a result, the Company’s equity ownership interest in Litu Ruima decreased from 79.75% to 28.75% as of December 31, 2019.

The Company accounted for the above-mentioned investments using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over these equity investees. Under the equity method, the Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. No impairment of the Company’s equity investment as of December 31, 2019 based on the inactive business operation of REIT Zhengbei and Litu Ruima since its inception.

On April 16, 2020, since REIT Zhengbei has not commenced its planned operation, REIT Eco Engineering signed a share transfer agreement with the shareholders of RIET Zhengbei and agreed to sell its 40% ownership interest in REIT Zhengbei to a third-party Baotou Guyang Taiheng Trading Co., Ltd. (‘Taiheng”) at cost. After this share transfer, the Company does not hold any equity interest in REIT Zhengbei.

On July 13, 2020, since Yunnan Litu has not commenced its planned operation and insignificant capital has been invested, REIT Eco Engineering transferred its 55% equity interest in Yunnan Litu to a third-party individual and two third party companies for a nominal price. As a result, the Company’s equity ownership interest in Litu Ruima decreased from 28.75% as of December 31, 2019 to 4% as of the date of this report (see Note 21)

Leases

Leases

The Company adopted ASU No. 2016-02—Leases (Topic 842) on January 1, 2019 using the modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. In addition, we elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to carry forward the historical lease classification. Adoption of the new standard resulted in the recording of lease assets and lease liabilities of approximately $0.7 million as of January 1, 2019. The standard did not materially impact our consolidated net earnings and cash flows.

Accounting for Changes in Ownership

Accounting for Changes in Ownership

During the year ended December 31, 2017, the Company completed the acquisition of a 15.68% noncontrolling interest in its subsidiary REIT Changjiang. In accordance with ASC 810 “Consolidation”, changes in a parent’s ownership while the parent retains its controlling financial interest in its subsidiary should be accounted for as an equity transaction. Therefore, no gain or loss is recognized in consolidated net income (loss) or comprehensive income (loss). The carrying amount of the controlling and noncontrolling interest is adjusted to reflect the change in its ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in equity attributable to the parent. If a change in a parent’s ownership interest occurs in a subsidiary that has accumulated other comprehensive income, the carrying amount of accumulated other comprehensive income is adjusted to reflect the change in the ownership interest in the subsidiary through a corresponding charge or credit to equity attributable to the parent.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, advance to suppliers, accounts payable, accrued and other liabilities, advances from customers, deferred revenue, taxes payable and due to related parties to approximate the fair value of the respective assets and liabilities at December 31, 2019 and 2018, based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of the short-term and long-term borrowings approximates fair value at December 31, 2019 and 2018 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Revenue Recognition

Revenue Recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective approach. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company’s revenues are primarily derived from the following sources:

●	Revenue from machinery and equipment sales

The Company recognizes revenue when the machinery and equipment is delivered and control is transferred. The Company generally provide a warranty for a period of 12 months after the customers receive the equipment. The Company determines that such product warranty is not a separated performance obligation because the nature of warranty is to provide assurance that a product will function as expected and in accordance with customer’s specification and the Company has not sold the warranty separately. From its past experience, the Company has not experienced any material warranty costs and, therefore, the Company does not believe an accrual for warranty cost is necessary for the years ended December 31, 2019 and 2018.

The Company usually agrees with customers on the contracts to holdback approximately 5% to 20% of total contract price as security deposits which are payable by customer within 12 months after the goods are shipped and titles have passed. The Company determines that the timing of collection of security deposit has no impact on revenue recognition, as all above criteria on revenue recognition had been met at the point at delivery and the Company does not retain any substantial performance obligations. The security retention included in the account receivable as of December 31, 2019 and 2018 was $0 and $0, respectively.

●	Revenue from construction materials sales

The Company recognizes revenue, net of sales taxes and estimated sales returns, when the construction materials are shipped to, delivered to or picked up by customers and control is transferred.

●	Revenue from municipal construction projects

The Company provides municipal construction services which includes sponge city projects, sewage pipeline construction, public plaza construction, and landscaping, etc. The Company recognizes revenue associated with these contracts over time as service is performed and the transfer of control occurs, based on a percentage-of-completion method using cost-to-cost input methods as a measure of progress. When the percentage-of-completion method is used, the Company estimates the costs to complete individual contracts and records as revenue that portion of the total contract price that is considered complete based on the relationship of costs incurred to date to total anticipated costs (the cost-to-cost approach).

Under the cost-to-cost approach, the use of estimated costs to complete each contract is a significant variable in the process of determining recognized revenue, requires judgment and can change throughout the duration of a contract due to contract modifications and other factors impacting job completion. The costs of earned revenue include all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and repairs. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

●	Revenue from technological consulting and other services

The Company recognizes revenue when technological consulting and other services are rendered and accepted by the customers.

Contract assets and liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contact assets are recognized for in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing of when an order is placed and when shipment or delivery occurs.

As of December 31, 2019 and 2018, other than accounts receivable and advances from customers, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expense when incurred

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by products and services, as we believe it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended December 31, 2019 and 2018 is disclosed in Note 20.

Shipping and Handling

Shipping and Handling

Shipping and handling costs are expensed as incurred and are included in operating expenses, as a part of selling, and general and administrative expenses, in the Company’s consolidated statements of income and comprehensive income. Shipping and handling costs associated with the Company’s continuing operations were $451,333, $658,382 and $652,360 for the years ended December 31, 2019, 2018 and 2017, respectively.

Deferred Financing Costs

Deferred Financing Costs

Debt issuance cost related to a recognized debt liability is presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. Amortization of debt origination costs is calculated using the effective interest method and is included as a component of interest expense.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. The Company’s subsidiaries in China and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No significant taxable income was generated outside the PRC for the years ended December 31, 2019, 2018 and 2017. As of December 31, 2019, the tax years ended December 31, 2015 through December 31, 2019 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value Added Tax ("VAT")

Value Added Tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, starting from April 1, 2019, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable net of payments in the accompanying consolidated financial statements. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2019, 2018 and 2017, the Company had no dilutive security outstanding that could potentially dilute EPS in the future.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations located in PRC are determined using RMB, the local currency, as the functional currency. RETO, REIT US and REIT Holdings use U.S. Dollars as their functional currency, while REIT India uses Indian rupee as the functional currency. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2019	December 31, 2018	December 31, 2017

Year-end spot rate	US$1=RMB 6.9618	US$1=RMB 6.8755	US$1=RMB 6.5062

Average rate	US$1=RMB 6.9081	US$1=RMB 6.6090	US$1=RMB 6.7568

Risks and Uncertainties

Risks and Uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The COVID-19 has, and continues to have, a severe and negative impact on the Chinese and the global economy. Whether this will lead to a prolonged downturn in the economy is still unknown. The global spread of COVID-19 pandemic in major countries of the world have and may continue result in global economic distress, and the nature of and extent to which it may affect the Company’s results of operations will depend on future developments of the COVID-19 pandemic, which are highly uncertain and difficult to predict (see Note 21).

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company’s transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of December 31, 2019, and 2018, $765,701 and $1,047,561 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. In addition, as of December 31, 2019 and 2018, $9,324 and $90,783 of the Company’s cash and cash equivalents was on deposit at financial in the Republic of India (“India”) which is insured under the Deposit Insurance and Credit Guarantee Corporation up to 100,000 Indian Rupee (approximately $1,403).

For the year ended December 31, 2019, 2018 and 2017, no single customer accounted for more than 10% of the Company’s total revenue.

As of December 31, 2019 and 2018, no single customer accounts for more than 10% of the Company’s consolidated accounts receivable.

As of December 31, 2019, two suppliers accounted for 32% and 21% of the total accounts payable balance, respectively. As of December 31, 2018, four suppliers accounted for 34%, 23%, 15% and 11% of the Company’s total accounts payable balance, respectively.

For the years ended December 31, 2019, 2018 and 2017, the Company purchased approximately 25%, 28% and 31% of its raw materials from one major supplier, respectively.

Reclassifications

Reclassifications

In connection with the discontinued operations of a business, certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2019, while results of operations related to the discontinued operations, including comparatives, were reported as income (loss) from discontinued operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. As an emerging growth company, we plan to adopt this guidance effective January 1, 2023. We are currently evaluating the impact of our pending adoption of ASU 2016-13 on our consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, with early adoption permitted. The Company does not expect adoption of the new guidance to have a significant impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting this ASU on the Company’s consolidated financial statements.

In February 2020, the FASB issued ASU 2020-02, “Financial Instruments – Credit Losses (Topic 326) and Leases (topic 842) Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (topic 842)”. This ASU provides guidance regarding methodologies, documentation, and internal controls related to expected credit losses. This ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption is permitted. The Company is evaluating the impact of this guidance on its consolidated financial statements and does not expect the adoption of this guidance will have significant impact on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments in this update provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The adoption of the standard will not have a significant impact on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.